Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other receivables [Text Block]

5. Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayments and other deposits	7,444	16,459	2,642
Loan receivable	2,000	-	-
Other receivables	17,228	19,184	3,079

Total prepaid expenses and other receivables	26,672	35,643	5,721

Prepayments and other deposits as of December 31, 2011 and 2012 include RMB550,000 and RMB550,000 (US$88,000), respectively, of the current portion of prepaid land lease payment (Note 9), and RMB3,245,000 and RMB5,951,000 (US$955,000) of advances to employees, respectively. Prepayments and other deposits as of December 31, 2012 include RMB6,000,000 (US$963,000) prepayment to Shandong Qidu Pharmaceutical Co., Ltd. to acquire the manufacturing technology, trademark and exclusive distribution rights of Metadoxine.

Loan receivable as of December 31, 2011 was a short-term loan of RMB2,000,000 made to a third party. It was an uncollateralized three-month loan with interest rate mirrored to prevailing market rate. The loan was fully repaid in March 2012.

Other receivables mainly include interest receivable and other miscellaneous receivables.